ROPES & GRAY LLP
PRUDENTIAL TOWER
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BOSTON, MA 02199-3600
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September 25, 2018	Kathleen M. Nichols
T +1 617 854 2418
kathleen.nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             PNC Funds (the “Registrant”) (File No. 811-04416)

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the PNC Intermediate Bond Fund series the Registrant into the PNC Total Return Advantage Fund series of the Registrant.

The Registration Statement is proposed to become effective on October 25, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended.  We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions or comments regarding this filing to Kathleen Nichols of Ropes & Gray LLP at 617.854.2418 or kathleen.nichols@ropesgray.com, or, in her absence, to Matthew Micklavzina of Ropes & Gray LLP at 212.841.8849 or matthew.micklavzina@ropesgray.com.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols, Esq.